METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
                   (FORMERLY THE TRAVELERS INSURANCE COMPANY)

                   METLIFE OF CT FUND U FOR VARIABLE ANNUITIES

                                UNIVERSAL ANNUITY
                           UNIVERSAL ANNUITY ADVANTAGE
                            UNIVERSAL SELECT ANNUITY

                       SUPPLEMENT DATED NOVEMBER 13, 2006
                                     TO THE
                 PROSPECTUSES DATED MAY 1, 2006, AS SUPPLEMENTED

THIS SUPPLEMENTS THE INFORMATION CONTAINED IN THE PROSPECTUSES FOR THE VARIABLE ANNUITY CONTRACTS LISTED ABOVE. THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND KEPT TOGETHER WITH THE PROSPECTUS FOR FUTURE REFERENCE.

1.  VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Fund in the box below was substituted for the corresponding Prior Fund as a Variable Funding Option under the Contracts.

For existing Contract Owners, the substitution had no effect on the Contract Value allocated to the Variable Funding Option. However, the number of units received in the Replacement Fund may be different than the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Contract Owners had on file for the Prior Fund for the allocation of Contract Value have been redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.

---------------------------------- ---------------------------------------------
         PRIOR FUND                          REPLACEMENT FUND
---------------------------------- ---------------------------------------------
Lazard Retirement                        Third Avenue Small Cap
Small Cap Portfolio                      Value Portfolio - Class B
---------------------------------- ---------------------------------------------

The following information is added to the table in the "UNDERLYING FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                                DISTRIBUTION
                                                   AND/OR              TOTAL      CONTRACTUAL FEE    NET TOTAL
                                                  SERVICE              ANNUAL          WAIVER          ANNUAL
                                    MANAGEMENT    (12b-1)    OTHER    OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE         FEES     EXPENSES  EXPENSES      REIMBURSEMENT     EXPENSES
-----------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

   Third Avenue Small Cap Value
     Portfolio --
     Class B*.................       0.75%        0.25%      0.05%     1.05%            --             1.05%

The following information is added to the table that appears under "THE VARIABLE FUNDING OPTIONS" section of the Prospectus and replaces such information for the corresponding Prior Fund:


              FUNDING                                INVESTMENT                            INVESTMENT
               OPTION                                OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------   -------------------------------------   ---------------------------------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap Value         Long-term capital appreciation.         Met Investors Advisory LLC
     Portfolio -- Class B                                                       Subadviser: Third Avenue
                                                                                Management LLC

2.  MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.

3. The following information is added to the table that appears under "UNDERLYING FUND NAME CHANGES" in Appendix D:


         FORMER NAME                               NEW NAME
----------------------------------------  --------------------------------------
MET INVESTORS SERIES TRUST                 MET INVESTORS SERIES TRUST

  Mercury Large-Cap Core Portfolio           BlackRock Large-Cap Core Portfolio

4. The following information is added at the end of the table that appears under "UNDERLYING FUND SUBSTITUTIONS" in Appendix D:

    FORMER UNDERLYING FUND                        NEW UNDERLYING FUND
-------------------------------------------  -----------------------------------
LAZARD RETIREMENT SERIES, INC.                MET INVESTORS SERIES TRUST

  Lazard Retirement Small Cap Portfolio         Third Avenue Small Cap Value
                                                Portfolio



Book 01, 90, 93                                                  November, 2006